Tax paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Tax paid
Net amounts payable/(receivable) at beginning of year	R 309	R (984)	R (635)
Disposal of businesses		(1)	(35)
Net interest and penalties on tax	(41)	(630)	92
Income tax per income statement	930	5,846	6,633
Reclassification to held for sale	29	6
Foreign exchange differences recognised in income statement	48	4	(52)
Translation of foreign operations	(370)	14	54
Current tax beginning balance and expenses	905	4,255	6,057
Net tax receivable (payable) at end of year	4,754	(309)	984
Tax payable	(665)	(1,039)	(2,318)
Tax receivable	5,419	730	3,302
Per the statement of cash flows	5,659	3,946	7,041
Dividend withholding tax	2		68
Normal tax including dividend withholding tax	5,659	3,946	7,041
South Africa
Tax paid
Normal tax	3,131	933	4,681
Foreign Countries
Tax paid
Normal tax	R 2,526	R 3,013	R 2,292